Net loss per share (FY)(FY) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Net loss per share [Abstract]
Basic and Diluted Net Loss Per Share Attributable to Common Stockholders
The following table sets forth basic and diluted net loss per share attributable to common stockholders for the three and nine months ended September 30, 2020 and 2019:

Dollars in thousands	Nine Months Ended September 30,		Three Months Ended September 30,
Common stockholders	2020	2019	2020	2019
Numerator:
Net and comprehensive loss	$(29,551)	$(170,311)	$(1,693)	$(6,025)
Less: Preferred stock dividends	103	70	35	43
Net and comprehensive loss available to common stockholders	$(29,654)	$(170,381)	$(1,728)	$(6,068)
Denominator:
Weighted average shares used in computing net loss per share attributable to common stockholders, basic and diluted	48,809,740	28,624,230	48,961,447	43,575,010
Net loss per share attributable to common stockholders, basic and diluted	$(0.61)	$(5.95)	$(0.04)	$(0.14)

The following table sets forth basic and diluted net loss per share attributable to common stockholders for the years ended December 31, 2019 and 2018:

Dollars in thousands except per share amounts	Years Ended
	December 31,
	2019	2018
Common stockholders
Numerator:
Net and comprehensive loss	$(184,462)	$(6,026)
Less: Preferred stock dividends	109	-
Net and comprehensive loss available to common stockholders	$(184,571)	$(6,026)
Denominator:
Weighted average shares used in computing net loss per share attributable to common stockholders, basic and diluted	33,238,600	11,516,421
Net loss per share attributable to common stockholders, basic and diluted	$(5.55)	$(0.52)